Summary of Significant Accounting Policies (Details) $ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Initial term		12 months
Operating lease term		1 year	1 year	1 year
Acquired land use rights	50 years
Land use right gross value	$ 2,528						¥ 16,494,000
Estimated useful lives		3 years	3 years	3 years
Offering costs (in Dollars)		$ 934			$ 721
Operating segment		1
Reportable segment		1
Insurance coverage of each financial institution			$ 3,000	$ 800		¥ 500
Uninsured deposits					1,491	¥ 10,586,000
Taiwan [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured deposits		$ 13			$ 6
Balance Sheet [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.2993	7.2993	7.2993	7.0999	7.0999
Balance Sheet [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		1	1	1	1	1
Balance Sheet [Member] | Taiwan [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		32.7900	32.7900	32.7900	30.6200	30.6200
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.1957	7.1957	7.1957	7.0809	7.0809
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		1	1	1	1	1
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | Taiwan [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		32.1064	32.1064	32.1064	31.1525	31.1525